Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and due from financial institutions	$ 6,857	$ 8,146
Interest-earning time deposits in other financial institutions	7,141
Securities available for sale	125,620	131,974
Federal Home Loan Bank (FHLB) stock, at cost (restricted)	3,817	3,817
Loans held for sale, at fair value	1,155	3,049
Loans, net of allowance for loan losses of $4,308 at December 31, 2012 and $3,772 at December 31, 2011	313,692	295,359
Mortgage servicing rights	344	348
Other real estate owned	902	1,012
Premises and equipment, net	9,575	9,840
Goodwill	8,431	8,431
Other intangible assets	363	474
Bank owned life insurance	11,263	10,876
Accrued interest receivable and other assets	3,595	3,819
Total assets	492,755	477,145
Deposits
Non-interest bearing	50,892	38,977
Interest bearing	298,078	294,583
Total deposits	348,970	333,560
Federal Home Loan Bank advances	49,009	72,021
Subordinated debentures	5,155	5,155
Federal Deposit Insurance Corporation guaranteed unsecured borrowings		4,981
Accrued interest payable and other liabilities	5,566	5,725
Total liabilities	408,700	421,442
Loan commitments and other related activities (Note 19)
Shareholders' equity
Preferred stock, no par value; 1,000,000 shares authorized; none issued
Common stock, $0.01 par value; 100,000,000 and 25,061,000 shares authorized at December 31, 2012 and 2011; 6,205,250 and 6,425,905 shares issued at December 31, 2012 and 2011; and 6,205,250 and 6,147,689 shares outstanding at December 31, 2012 and 2011	62	49
Additional paid-in capital	46,532	21,221
Surplus	770	770
Retained earnings	37,745	34,267
Accumulated other comprehensive income, net of tax of $1,218 and $1,046 at December 31, 2012 and 2011	2,364	2,031
Treasury stock, at cost (2012-0 shares, 2011-278,216 shares)		(1,278)
Unearned Employee Stock Ownership Plan (ESOP) shares	(3,418)	(1,357)
Total shareholders' equity	84,055	55,703
Total liabilities and shareholders' equity	$ 492,755	$ 477,145